Note 24 - Commitments And Contingencies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Preferred Membership [Member]	Dec. 31, 2011 Common Membership [Member]	Dec. 31, 2011 Minimum [Member]	Mar. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Mar. 31, 2011 Maximum [Member]
Development Fee Percentage				3.00%		5.00%
Third Party Terms And Matter Of Settlement	The development fees are generally paid by the project owners in installments:upon signing of the development agreement (ranging from 2-10% of the fee), signing of the power purchase agreement (approximately 5% of the fee), upon availability of funding and signing of the PPA (approximately 40% of the fee), and the remaining 50% is due at the commercial operation date of the project.
Guarantor Obligations, Maximum Exposure, Undiscounted (in Dollars)		$ 2,500,000	$ 500,000		$ 1,275,000		$ 1,800,000
Late Penalty Clause On Guaranteed Payments	10.00%
Debt Instrument, Payment Terms	36